Average Annual Total Returns - Invesco SP 500 Top 50 ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes) 5Years		S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P 100® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 100® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 100® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	May 04, 2005	24.28%	16.73%	14.56%	23.80%	16.03%	13.73%	14.56%	13.21%	11.80%	24.46%	[1]	16.94%	[1]	[1]	24.46%	[2]	16.97%	[2]	14.80%	[2]	21.52%	15.97%	14.25%

[1]	Prior to the commencement date of November 30, 2015, performance for the Underlying Index is not available.
[2]	The “Blended-S&P 500® Top 50 Index” reflects the performance of the Russell Top 50®Mega Cap Index, the former underlying index, prior to January 26, 2016, and the S&P 500® Top 50 Index thereafter.